Future Minimum Rentals under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 178
2014	163
2015	132
2016	115
2017	96
Thereafter	310
Future minimum lease payment	$ 994